LIQUIDITY AND GOING CONCERN (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash in operating bank accounts	$ 334,000	$ 370,958
Securities held in trust account	289,838,722	289,834,441
Working capital deficit	(8,129,619)	(2,800,338)
Interest income	$ 2,338,700	$ 2,334,000